Restricted Cash	12 Months Ended
Sep. 30, 2024
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 3 – RESTRICTED CASH

Restricted cash as of September 30, 2024 and 2023 consisted of the following:

	September 30, 2024	September 30, 2023
Pledge of bank deposit	$314,922	$302,906
Restricted cash	$314,922	$302,906

As of September 30, 2024 and 2023, restricted cash is certain portion of bank deposit used for pledging.